STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued	8,118,737	6,148,212
Common stock, shares outstanding	8,118,737	6,148,212
Preferred stock, shares issued	1	1
Preferred stock, shares outstanding	1	1
Common stock, shares authorized	40,000,000	40,000,000
Preferred stock, shares authorized	10,000,000	10,000,000
Proceeds from issuance of common stock	$ 489,875	$ 205,496
Fees and services	$ 14,500	47,970
Number of common shares option purchased	420,000
Value of common stock option purchased	$ 104,140	$ 56,616
Illiquidity discount	75.00%	75.00%
Expected dividends	0.00%	0.00%
Volatility rate, minimum	225.00%	169.00%
Volatility rate, maximum	232.00%	288.00%
Riskfree interst rate, minimum	3.30%	0.92%
Riskfree interst rate, maximum	3.90%	1.75%
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price on date of grant	$ 0.25	$ 0.51
Strike price	0.01	$ 0.01
Expected term in years		5 years
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price on date of grant	2.25	$ 1.93
Strike price	$ 1.00	$ 1.00
Expected term in years		10 years
Officers And Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares option purchased	116,899	210,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, voting rights description	the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power
Issued and Authorized [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		40,000,000
Preferred stock, shares authorized		8,118,737
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued of common stock	1,853,626	293,889
Proceeds from issuance of common stock	$ 489,875	$ 205,790
Number of shares issued for services		74,158
Fees and services		$ 72,035
Average price		$ 0.97